Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 1,474,647	¥ 754,132
Other assets	3,582,826	3,278,448
Total	¥ 5,057,473	¥ 4,032,580